Credit Risk - Summary of Commercial Real Estate by Loan to Value (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Loan To Value [line items]
Loans and advances to customers	£ 207,287	£ 201,289
Commercial Real Estate [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	5,350	6,459
Expected credit loss	49	26
Commercial Real Estate [member] | Development Loans [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	5	61
Expected credit loss	0	1
Commercial Real Estate [member] | Less Than Or Equal To Fifty Percentage [Member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	3,133	3,663
Expected credit loss	17	5
Commercial Real Estate [member] | Greater than fifty percentage to seventy percentage [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	1,557	2,039
Expected credit loss	24	4
Commercial Real Estate [member] | Greater Than 70-100% [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	29	47
Expected credit loss	1	2
Commercial Real Estate [member] | Greater Than 100% [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	9	18
Expected credit loss	1	7
Commercial Real Estate [member] | Standardised Portfolio [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	617	631
Expected credit loss	6	7
Commercial Real Estate [member] | Total With Collateral [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	5,345	6,398
Expected credit loss	49	25
Commercial Real Estate [member] | Stage 3 [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	89	29
Expected credit loss	29	10
Commercial Real Estate [member] | Stage 3 [member] | Development Loans [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	0
Expected credit loss	0
Commercial Real Estate [member] | Stage 3 [member] | Less Than Or Equal To Fifty Percentage [Member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	15	3
Expected credit loss	8
Commercial Real Estate [member] | Stage 3 [member] | Greater than fifty percentage to seventy percentage [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	63	4
Expected credit loss	17
Commercial Real Estate [member] | Stage 3 [member] | Greater Than 70-100% [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	1	1
Expected credit loss	0	1
Commercial Real Estate [member] | Stage 3 [member] | Greater Than 100% [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	3	16
Expected credit loss	1	7
Commercial Real Estate [member] | Stage 3 [member] | Standardised Portfolio [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	7	5
Expected credit loss	3	2
Commercial Real Estate [member] | Stage 3 [member] | Total With Collateral [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	89	29
Expected credit loss	£ 29	£ 10